Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
The Bank of Greene County [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Amount	$ 52,000	$ 48,873
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	23,506	22,958
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,383	28,697
Total capital (to risk weighted assets), Ratio	17.70%	17.00%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	48,287	45,269
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	11,753	11,479
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,630	17,218
Tier 1 capital (to risk weighted assets), Ratio	16.40%	15.80%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets), Amount	48,287	45,269
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	17,733	16,370
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,555	27,283
Tier 1 capital (to adjusted assets), Ratio	8.20%	8.30%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	3.00%	3.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets), Amount		45,269
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount		8,185
Tangible capital (to tangible assets), Ratio		8.30%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio		1.50%
Greene County Commercial Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Amount	13,237	14,053
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	2,677	2,406
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	3,346	3,008
Total capital (to risk weighted assets), Ratio	39.60%	46.70%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	13,237	14,053
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	1,338	1,203
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	2,008	1,805
Tier 1 capital (to risk weighted assets), Ratio	39.60%	46.70%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Amount	13,237	14,053
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	6,903	6,671
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 8,629	$ 8,339
Tier 1 capital (to average assets), Ratio	7.70%	8.40%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%